Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013 Country Rigs	Dec. 31, 2012 Country Rigs	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013 Country Rigs	Sep. 30, 2012	Dec. 31, 2012 Customer Country Rigs	Dec. 31, 2011	Dec. 31, 2010
Revenue, Major Customer [Line Items]
Number of countries with operations		12										12
Number of countries in which Entity has operated since inception	50	50								50		50
Barge drilling rigs	13	14								13		14
Land rings	23	24								23		24
Percentage accounted for under the equity method	50.00%	50.00%								50.00%		50.00%
Reimbursement cost	$ 16,200,000		$ 12,100,000							$ 46,500,000	$ 29,800,000	$ 44,900,000	$ 64,200,000	$ 40,100,000
Foreign currency translation impact over net income and retained earnings														6,400,000
Collection period												90 days
Capitalized interest costs of construction of rigs	700,000		2,500,000							1,700,000	7,900,000	10,200,000	19,300,000	13,500,000
Net assets held for sale including current asset	7,485,000	6,800,000				5,315,000				7,485,000		6,800,000	5,315,000
Consumed and replenished period												1 year
Rate of recognized income tax position being realized												50.00%
Deposits in domestic bank	117,100,000	12,200,000				10,200,000				117,100,000		12,200,000	10,200,000
Deposits in foreign banks	51,800,000	34,500,000				38,400,000				51,800,000		34,500,000	38,400,000
Number of major customer												2
Construction revenue													335,500,000	325,900,000
Contract margin	48,139,000	16,405,000	34,038,000	46,440,000	54,018,000	44,399,000	49,966,000	40,797,000	21,204,000	118,908,000	134,496,000	150,901,000	156,366,000	73,167,000
Share-based awards vesting period												3 years
Liberty Rig Construction Contract [Member]
Revenue, Major Customer [Line Items]
Contract margin													11,700,000
Scenario, Previously Reported [Member]
Revenue, Major Customer [Line Items]
Net assets held for sale including current asset		$ 11,550,000										$ 11,550,000
Exxon Neftegas Limited [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue from major customer	14.30%											11.80%
Customer Two [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue from major customer												10.40%